Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	626,135,468.34	30,303
Yield Supplement Overcollateralization Amount 11/30/22	20,261,957.40	0
Receivables Balance 11/30/22	646,397,425.74	30,303
Principal Payments	21,076,636.07	425
Defaulted Receivables	711,615.51	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	19,255,339.02	0
Pool Balance at 12/31/22	605,353,835.14	29,848

Pool Statistics	$ Amount	# of Accounts
Pool Factor	64.78%
Prepayment ABS Speed	1.29%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,435,587.64	286
Past Due 61-90 days	2,371,133.01	96
Past Due 91-120 days	456,808.09	21
Past Due 121+ days	0.00	0
Total	10,263,528.74	403

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.64%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	364,892.27
Aggregate Net Losses/(Gains) - December 2022	346,723.24
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.64%
Prior Net Losses/(Gains) Ratio	0.71%
Second Prior Net Losses/(Gains) Ratio	0.80%
Third Prior Net Losses/(Gains) Ratio	0.03%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	6,961,569.10
Actual Overcollateralization	6,961,569.10
Weighted Average Contract Rate	4.19%
Weighted Average Contract Rate, Yield Adjusted	5.88%
Weighted Average Remaining Term	51.80

Flow of Funds	$ Amount
Collections	23,645,001.74
Investment Earnings on Cash Accounts	10,412.27
Servicing Fee	(538,664.52)
Transfer to Collection Account	-
Available Funds	23,116,749.49

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	732,512.87
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,581,075.31
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,961,569.10
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,759,734.71
(12) Collection Account Redeposits	0.00

Total Distributions of Available Funds	23,116,749.49

Servicing Fee	538,664.52
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	618,934,910.45
Principal Paid	20,542,644.41
Note Balance @ 01/17/23	598,392,266.04

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2
Note Balance @ 12/15/22	192,204,910.45
Principal Paid	20,542,644.41
Note Balance @ 01/17/23	171,662,266.04
Note Factor @ 01/17/23	56.1391412%

Class A-3
Note Balance @ 12/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	305,780,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-4
Note Balance @ 12/15/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	79,150,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	27,870,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	13,930,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	814,370.37
Total Principal Paid	20,542,644.41
Total Paid	21,357,014.78

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	184,196.37
Principal Paid	20,542,644.41
Total Paid to A-2 Holders	20,726,840.78

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8789655
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1720698
Total Distribution Amount	23.0510353

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6023820
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.1811250
Total A-2 Distribution Amount	67.7835070

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	661.12
Noteholders' Principal Distributable Amount	338.88

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	2,322,098.97
Investment Earnings	7,718.91
Investment Earnings Paid	(7,718.91)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,327,450.70	$5,586,258.47	$6,837,155.78
Number of Extensions	190	192	240
Ratio of extensions to Beginning of Period Receivables Balance	0.82%	0.83%	0.98%